Note 13 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments Contingencies and Guarantees [Text Block]

10. Commitments and Contingencies

Legal Proceedings

In the normal course of its business, the Company may be involved in various claims, negotiations and legal actions. Except for such claims that arise in the normal course of business, as of March 31, 2023, the Company was not a party to any other litigation for which a material claim is reasonably possible, probable or estimable.

Guarantees

In the normal course of business, we are seldomly required to enter into service agreements that require contingency agreements with customers in highly regulated sectors. These agreements are secured by certificates of deposit. As of March 31, 2023, letters of credit have been issued in the amount of $2.6 million, as security for the agreements. These agreements have not had a material effect on our results of operations, financial position or cash flow.

13. Commitments and Contingencies

Purchase Commitments

The Company has outstanding unconditional purchase commitments to procure licenses to use IT software from suppliers. These agreements are negotiated in consideration of the volume of transactions with select suppliers and the associated required transaction volumes are expected to be met through the normal course of business.

In April 2019, the Company signed an unconditional purchase commitment related to the use of Microsoft Office 365 in the amount of $2.1 million payable in three equal installments during 2019, 2020, and 2021. In May 2020, the Company signed an unconditional purchased commitment in the amount of $22.0 million to purchase IT solutions over a three-year term. Under this agreement, payments are made upon consumption of the IT solutions and any remaining obligations due at the end of the three-year term in May 2023. Given the Company’s history of procuring similar products, it is expected that cash payments to the supplier will occur in 2021 and 2022 with any remaining amounts coming due in 2023. During the year ended December 31, 2019, the Company paid $0.7 million under the 2019 agreement. During the year ended December 31, 2020, the Company paid $0.7 million related to the 2019 agreement and $3.1 million under the 2020 agreement for a total of $3.8 million. During the year ended December 31, 2021, the Company paid the remaining $0.7 million related to the 2019 agreement and $12.1 million related to the 2020 agreement. During the year ended December 31, 2022, the Company paid $19.1 million related to the 2020 agreement.

In July 2022, the Company signed an unconditional purchase commitment related to the use of Microsoft Office 365 in the amount of $6.1 million payable in three installments during 2022, 2023, and 2024. During the year ended December 31, 2022, the Company paid $1.9 million related to the July 2022 agreement.

In December 2022, the Company signed an unconditional purchase commitment in the amount of $96.0 million to purchase IT solutions over a three-year term. Under this agreement, payments are made upon access to the service and any remaining obligations due at the end of the three-year term in December 2025. Given the Company’s history of procuring similar products, it is expected that cash payments to the supplier will occur in 2023 through 2025 with any remaining amounts coming due in 2025.

The Company is obligated to make the following future minimum payments under the non-cancelable terms of these contracts as of December 31, 2022:

Years ending December 31,

(in thousands)
2023	$2,026
2024	2,213
2025	96,000
2026	—
2027	—
Thereafter	—
$100,239

Legal Proceedings

In the normal course of its business, the Company may be involved in various claims, negotiations and legal actions. Except for such claims that arise in the normal course of business, as of December 31, 2022, the Company was not a party to any other litigation for which a material claim is reasonably possible, probable or estimable.

Guarantees

In the normal course of business, we are seldomly required to enter into service agreements that require contingency agreements with customers in highly regulated sectors. These agreements are secured by certificates of deposits. As of December 31, 2022, letters of credit have been issued in the amount of $2.4 million, as security for the agreements. These agreements have not had a material effect on our results of operations, financial position or cash flow.